Derivative Instruments - Effect of Fair Value and Cash Flow Hedge Accounting on Consolidated Statement of Income (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Derivative Instruments, Gain (Loss) [Line Items]
Interest income	$ 30,007	$ 17,945	$ 13,487
Interest expense	12,611	3,217	993
Losses recognized recognized in earnings, discontinuance of cash flow hedges	$ 28	$ 36	$ 53
OCI, Cash Flow Hedge, Reclassification for Discontinuance, Statement of Income or Comprehensive Income [Extensible Enumeration]	Interest income, Interest expense	Interest income, Interest expense	Interest income, Interest expense
Asset and liability management positions | Fair value hedges | Interest income
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in earnings, fair value hedged item	$ 427	$ (139)	$ (19)
Asset and liability management positions | Fair value hedges | Interest expense
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in earnings, fair value hedged item	(461)	486	232
Asset and liability management positions | Fair value hedges | Interest rate contracts | Interest income
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in earnings, fair value hedging instruments	(430)	138	17
Asset and liability management positions | Fair value hedges | Interest rate contracts | Interest expense
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in earnings, fair value hedging instruments	458	(482)	(232)
Asset and liability management positions | Cash flow hedges | Interest rate contracts | Interest income
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in earnings, cash flow hedging instruments	(52)	0	0
Asset and liability management positions | Cash flow hedges | Interest rate contracts | Interest expense
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in earnings, cash flow hedging instruments	$ (28)	$ 0	$ (14)